PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of property, plant and equipment. net
	At December 31,
	2013	2014
Buildings	$239,665,560	$199,178,564
Leasehold improvement	129,294	129,294
Plant and machinery	812,802,994	854,152,473
Motor vehicles	3,245,386	3,132,933
Office equipment	13,264,375	12,830,576
Power stations	16,672,267	43,799,858
	1,085,779,876	1,113,223,698
Less: Accumulated depreciation	291,849,362	372,874,618
	793,930,514	740,349,080
Construction in progress	69,162,670	9,948,464
Property, plant and equipment, net	$863,093,184	$750,297,544